Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short Duration Contracts Premium And Fees [Abstract]
Direct	$ 17,423,000,000	$ 16,611,000,000	$ 13,886,000,000
Assumed	158,000,000	496,000,000	1,076,000,000
Ceded	(185,000,000)	(187,000,000)	(192,000,000)
Long Duration Contracts Premium And Fees [Abstract]
Direct	1,919,000,000	1,687,000,000	1,499,000,000
Assumed	36,000,000	36,000,000	33,000,000
Ceded: Individual life insurance and annuity business sold	(203,000,000)	(195,000,000)	(209,000,000)
Premiums And Fees Ceded Other Long Duration	(59,000,000)	(55,000,000)	(52,000,000)
Reinsurance Recoveries [Abstract]
Individual life insurance and annuity business sold	310,000,000	321,000,000	322,000,000
Other	213,000,000	156,000,000	178,000,000
Total	523,000,000	477,000,000	500,000,000
Reinsurance Text Details [Abstract]
Reinsurance Recoverable Retirement Benefits Business	1,600,000,000	1,700,000,000
Reinsurance Recoverable Individual Life And Annuity Reinsurance	4,200,000,000	4,300,000,000
Ceded Reinsurance Recoverable Ongoing Operations	277,000,000
Number Of Reinsurers Ongoing Operations	70
Highest Balance Carried By Single Reinsurer Ongoing Operations	57,000,000
Second Largest Reinsurer Percent Of Total Reinsurance Recoverable Ongoing Operations	12.00%
Reserve Held For Ceded Reinsurance Recoverable Ongoing Operations	4,000,000
Reinsurance Recoverable Run Off Reinsurance	252,000,000
Percentage Of Reinsurance Recoverables For Runoff Reinsurance Secured	93.00%
Reserve Held For Reinsurance Recoverable Run Off Reinsurance	$ 1,000,000